Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 925,082,962.50
Previously Paid Amount	0.00
Total Fee Amount	127,753.97
Total Offset Amount	0.00
Net Fee	$ 127,753.97